Inventory - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 3,546	$ 2,856
Raw materials	977	687
Total inventory	$ 4,523	$ 3,543